Related party transactions	6 Months Ended
Jun. 30, 2019
Related party transactions
Related party transactions

14. Related party transactions

UK Government

The UK Government and bodies controlled or jointly controlled by the UK Government and bodies over which it has significant influence are related parties of the Group. The Group enters into transactions with many of these bodies on an arm’s length basis.

Bank of England facilities

In the ordinary course of business, the Group may from time to time access market-wide facilities provided by the Bank of England.

The Group’s other transactions with the UK Government include the payment of taxes, principally UK corporation tax and value added tax; national insurance contributions; local authority rates; and regulatory fees and levies (including the bank levy and FSCS levies).

Other related parties

(a)

In their roles as providers of finance, Group companies provide development and other types of capital support to businesses. These investments are made in the normal course of business and on arm’s length terms. In some instances, the investment may extend to ownership or control over 20% or more of the voting rights of the investee company. However, these investments are not considered to give rise to transactions of a materiality requiring disclosure under IAS 24.

(b)	The Group recharges The Royal Bank of Scotland Group Pension Fund with the cost of administration services incurred by it. The amounts involved are not material to the Group.

Full details of the Group’s related party transactions for the year ended 31 December 2018 are included in the 2018 Annual Report on Form 20-F.